C23 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Detailed Information of Assets Pledged as Collateral	Assets pledged as collateral

	2017	2016
Chattel mortgages1)	4,740	2,240
Bank deposits	475	344

Total	5,215	2,584

1)	See also Note C17, “Post-Employment benefits.”